NET EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$2,123	$2,765	$1,037	$1,004	$3,338

Numerator for diluted net earnings per share - Net income from continuing operations	$2,123	$2,765	$1,037	$1,004	$3,338

Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,787	7,695	7,789	7,701	7,725

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,924	7,961	7,934	7,957	7,938

Basic net earnings per share from continuing operations	$0.27	$0.36	$0.13	$0.13	$0.42

Diluted net earnings per share from continuing operations	$0.27	$0.35	$0.13	$0.13	$0.42